Borrowings, Financing And Debentures	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Borrowings, Financing And Debentures
17.	BORROWINGS, FINANCING AND DEBENTURES

	2019	2018	Reference
Local Currency
Financing Agency for Studies and Projects (FINEP)	101,988	135,618	A
Debentures (a)	4,251,231	4,680,665	B
BNDES	35,390	73,384	C
BNDES – FINAME	183	735	D
Working capital – Operation Peru	-	20,979	E
Working capital – Operation Mexico	31,802	10,017	F
Working capital – Operation Aesop	100,438	59,850	G
Promissory Notes	2,883,382	-	H
Total in local currency	7,404,414	4,981,248

Foreign Currency
BNDES	8,030	17,137	I
Export Credit note (NCE)	81,210	-	J
Notes	3,090,490	2,995,760	K
Resolution n o 4131/62	202,230	-	L
Total in foreign currency	3,381,960	3,012,897

Overall total	10,786,374	7,994,145

Current	3,354,355	1,113,095
Non-current	7,432,019	6,881,050

(a) Debentures
Current	246,017	934,359
Non-current	4,005,214	3,746,306

Reference	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Real	June 2023	Interest of 3.5% p.a. for the installment maturing in June 2023	3.5% p.a. for installments with expiration on June 2023	Guarantee of Natura Cosméticos S.A.
B	Real	August 2024
Interest of 109% to 112% of the CDI and 1.4% + CDI (Interbank Deposit Certificate), 1.75% + CDI, 1.00% + CDI and 1.15% + CDI, maturing in March 2020, September 2020, September 2021, September 2022 and August 2024.
				109.5%—113.1% CDI+1.15%—CDI+1.79%	None
C	Real	Through September 2021	Brazilian long-term interest rate (TJLP) + interest of 0.5% p.a. to 3.96% p.a. and fixed-rate contracts of 3.5% p.a. to 5% p.a. (PSI) (b)	TJLP + interest of 0.5% p.a. to 3.96% p.a. and fixed-rate contracts of 3.5% p.a. to 5% p.a. (PSI	Bank-issued guarantee letter
D	Real	Through March 2021	Interest of 4.5% p.a. + TJLP for contracts up to 2012 and for contracts executed as of 2013 fixed rate of 3% p.a. (PSI) (b); Contracts in August 2014 in May 2016 at fixed rate of 6% p.a. to 10.5% p.a.	Interest of 4.5% p.a. + TJLP for contracts up to 2012 and for contracts executed as of 2013 fixed rate of 3% p.a. (PSI) (b); Contracts in August 2014 in May 2016 at fixed rate of 6% p.a. to 10.5% p.a.	Fiduciary sale, guarantee of Natura Cosméticos S.A. and promissory notes
E	Peruvian Sol	July 2019	Interest of 3.99% p.a.	Interest of 3.99% p.a.	Guarantee of Natura Cosméticos S.A.
F	Mexican peso	February 2021 and October 2020	Interest of 1.15% p.a. + TIIE (c)	Interest of 1.15% p.a. + TIIE (c)	Guarantee of Natura Cosméticos S.A.
G	Australian dollar	August 2021	USD Libor + interest of 0.92% p.a.	USD Libor + interest of 0.92% p.a.	Bank-issued guarantee letter
H	Real	December 2020	2.00% + CDI	CDI + 3,11%	Real guarantee of shares alienated from Natura Cosméticos S.A.
I	Dollar	October 2020	Interest of 1,8% p.a. a 2,3% p.a. + Resolucion no 635 (a)	Interest of 1,8% p.a. a 2,3% p.a. + Brazilian Resolution 635	Guarantee of Natura Cosméticos S.A. and bank-issued guarantee letter
J	Dollar	October 2020	Libor + interest 0.87% p.a. (a)	Libor + interest 0.87% p.a.	None
K	Dollar	February 2023	Interest of 5.375% p.a. (a)	6,1%	None
L	Dollar	May 2022	Libor +interest 1.1% p.a. (a)	Libor +interest 1.1% p.a. (a)	Guarantee of the subsidiary Indústria e Comércio de Cosméticos Natura Ltda.
(a)	Loans and financing for which swap contracts (CDI) were entered into. These loans and financing are not being shown net of their derivatives;
(b)	PSI-Investment Support Program; and
(c)	TIIE-interest rate of interbank equilibrium Mexico.
Changes in the balances of borrowings, financings and debentures for the year ended December 31, 2019 are presented below:

Balance at December 31, 2018	7,994,145
New borrowings and financing	5,346,145
Amortizations	(2,643,575)
Financial charges accrued	494,422
Payment of financial charges	(499,798)
Exchange variation (unrealized)	88,097
Exchange variation (realized)	5,903
Translation effects (other comprehensive income)	1,035
Balance at December 31, 2019	10,786,374

a)	Refers mainly reclassified leasing balances; and balances reclassified from government grants considering BNDES loans
Maturities of
non-current
borrowings, financing and debentures liabilities are as follows:

	2019	2018
2020	-	1,372,755
2021	2,279,759	2,226,402
2022	527,596	324,257
2023 onwards	4,624,664	2,957,636
	7,432,019	6,881,050

A description of the main bank loan and financing agreements as of December 31, 2019 is as follows:

a)	Description on bank loans and financing

i)	Debentures
On February 25, 2014, the Company conducted the 5th issuance of unsecured, registered debentures, not convertible into shares, amounting to R$ 600,000. A total of sixty thousand (60,000) debentures were issued, of which twenty thousand (20,000) debentures allotted in the 1st series, due on February 24, 2017, in the amount of R$ 214,385, twenty thousand (20,000) debentures allocated in the 2nd series, due on February 25, 2018, and twenty thousand (20,000) debentures allocated in the 3rd series, due on February 25, 2019, with remuneration corresponding to 107.00%, 107.5% and 108% of the accumulated variation of the average daily Interbank Deposits - DI, respectively.
On March 16, 2015, the Company carried out the 6th issuance of registered, non-convertible
and unsecured debentures of the Company, amounting to R$ 800,000. The issuance consisted of eighty thousand (80,000) debentures, of which forty thousand (40,000) were in the 1st series, maturing on March 16, 2018, twenty-five thousand (25,000) were in the 2nd series, maturing on March 16, 2019, and fifteen thousand (15,000) were in the 3rd series, maturing on March 16, 2020, remunerated at 107%, 108.25% and 109% respectively, of the accumulated variation of the average daily rate of Interbank Deposits (DI).
On September 28, 2017, the Company carried out the 7th issuance of registered, book-entry, non-convertible,
unsecured debentures, in the total amount of R$ 2,600,000. A total of two hundred and sixty thousand (260,000) debentures were issued, of which seventy-seven thousand and two hundred seventy-three (77,273) were allocated in the 1st series, with maturity on September 25, 2020, and one hundred eighty-two
thousand and seven hundred twenty-seven (182,727) allocated in the 2nd series, with maturity on September 25, 2021, remunerated at CDI rate + 1.4% p.a. and CDI rate + 1.75% p.a., respectively.
On February 16, 2018, the Company carried out the 8th issuance of non-convertible
and unsecured debentures, with personal guarantee, in a single series, for public distribution with restricted placement efforts, in accordance with CVM Instruction 476 of January 16, 2009 (“Issuance”, “Restricted Offering”, “Debentures”, “CVM Instruction 476”, respectively), in the aggregate amount of R$ 1,400,000, whose proceeds will be used to settle the balance promissory notes. Compensatory interest was paid in three (3) installments, starting on the issuance date, with the first payment on August 14, 2018 and other payments on February 14, 2019 and maturity date on August 14, 2019. On September 28, 2018, there was partial amortization of one billion reais (R$ 1,000,000) due to early maturity, early optional redemption and optional extraordinary amortization, established in the indenture, and remuneration corresponding to 110% of accumulated variation of daily average rates of Interbank Deposits – DI. The debt balance of the 8th issuance amounting to R$ 400,000 was settled on maturity date, that is, August 14, 2019.
On September 21, 2018, the Company carried out the 9th issuance of non-convertible
unsecured debentures, with personal guarantee, in three series, for public distribution with restricted placement efforts, in accordance with CVM Instruction 476 of January 16, 2009 (“Issuance”, “Restricted Offering”, “Debentures”, “CVM Instruction 476”, respectively), in the aggregate amount of R$ 1,000,000, used in the partial early amortization of R$ 1,000,000 related to the 8th issuance. The issuance consisted of one hundred thousand (100,000) debentures, of which thirty-eight thousand and nine hundred four (38,904) were in the 1st series, maturing on September 21, 2020, thirty thousand and eight hundred thirty-one
(30,831) were in the 2nd series, maturing on September 21, 2021, and thirty thousand and two hundred sixty-five (30,265) were in the 3rd series, maturing on September 21, 2022, and paying remuneration corresponding to 109.5%, 110.5% and 112%, respectively, of the cumulative variation of the average daily rates of Interbank Deposits (DI).
On July 22, 2019, the Company carried out the 10th issuance of non-convertible
unsecured debentures in four series, for public distribution with restricted placement efforts, in accordance with CVM Instruction 476 of January 16, 2009 (“Issuance”, “Restricted Offering”, “Debentures” and “CVM Instruction 476”, respectively), in the aggregate amount of R$ 1,576,450. A total of one hundred fifty-seven, six hundred forty-five (157,645) registered, book-entry, non-convertible
and unsecured debentures were issued in four series, without the issuance of provisory or final certificates, at a nominal unit value of ten thousand reais (R$ 10,000), of which forty thousand (40,000) were in the 1st series, maturing on August 26, 2024, nine thousand, five hundred seventy (9,570) in the 2nd series, maturing on August 26, 2024, sixty-eight thousand, six hundred twenty-three (68,623) in the 3rd series, maturing on August 26, 2024, and thirty-nine thousand, four hundred fifty-two
(39,452) in the 4th series, maturing on August 26, 2024, and paying remuneration corresponding to 100% of the cumulative variation of the average daily rates of Interbank Deposits (DI) plus 1% for the 1st series and 100% of the cumulative variation of the average daily rates of Interbank Deposits (DI) plus 1.15% for other series.
The funds from the 10th issuance were used: 1st grade: full amortization of the 8th issuance of debentures in the amount of R$ 400,000, 2nd grade: partial amortization of the 3rd grade of the 6th issuance in the amount of R$ 92,820, 3rd grade: partial amortization of the 1st grade of the 7th issuance in the amount of R$ 664,090, 4th grade: partial amortization of the 1st grade of the 9th issuance in the amount of R$ 382,960.
The appropriation of costs related to the issuance of debentures in the year ended December 31, 2019 was R$ 4,760 (R$ 19,307 as of December 31, 2018), recorded on a monthly basis under financial expenses, in accordance with the effective interest rate method. Issuance costs to appropriate totaled R$ 13,354 as of December 31, 2019 (R$ 8,986 as of December 31, 2018).

ii)	Notes
On February 1, 2018, a total of US$ 750 million was raised at a rate of 5.375% p.a. from maturing on February 1, 2023, with semiannual payments in February and August.
The proceeds from the Notes issued were fully used to pay part of the liabilities of the Company arising from the 3rd issuance of 74 commercial promissory notes, in a single series, in the amount R$ 3.7 billion, which were issued to finance the acquisition of The Body Shop International Limited.
Simultaneously to the issuance of the Notes in the international market, the Company contracted derivative instruments (“swaps”) to eliminate from profit or loss the exchange variations arising from the exposures of the principal contracted and interest owed in accordance with the contractual maturities of the respective issuance.
The appropriation of costs related to the issuance of Notes in the year ended December 31, 2019 was R$ 6,737 (R$ 5,364 on December 31, 2018), recorded on a monthly basis under financial expenses, in accordance with the effective interest rate method. Issuance costs to appropriate totaled R$ 22,782 on December 31, 2019 (R$ 26,167 on December 31, 2018).

iii)	Export Credit nota (NCE)
On October 2, 2019, there was the funding of R$ 83.34 million, with the purpose of cash reinforcement, for working capital purposes, of Industria e Comércio de Cosméticos Natura Ltda. Said loan had been contracted for a period of one year, with maturity of interest quarterly and the principal at the end. The operation is linked to a perfect hedge at a cost of CDI + 0.60% p.a
Concomitant with the issuance of Export Credit Note (NCE) in the international market, the Company contracted derivative financial instruments (“swaps”) in order to eliminate exchange rate variations generated by the main interest due according to the contractual maturities of the respective issuance.

iv)	Resolution nº 4131/62
The Company takes out Letter of Credit– Transfer of Funds Raised Abroad in foreign currency via Resolution 4,131/62 with financial institutions due to favorable rates under certain circumstances. The funds raised in this operation will be allocated to finance the company’s working capital.
On May 20, 2019, a total of US$ 50 million was raised at Libor + 1.1% p.a. + the exchange rate variation, with semiannual interest payments in May and November, and maturing on May 20, 2022.

v)	Promissory Notes
On December 20, 2019, the 1st issuance of Commercial Promissory Notes took place in two series, with R$ 2,200 million for the Commercial Notes of the first series, which were settled on January 14, 2020, and R$ 700 million for the Commercial Notes of the second series. The Commercial Notes were publicly distributed with restricted placement efforts, pursuant to CMV instruction No. 476 of January 16, 2009. The allocation of the resources of the first series was for the redemption of the Preferred Shares Series C, issued by the Avon. The allocation of the resources of the second series was for the payment of costs incurred in structuring the operation as well as cash reinforcement for eventual demands of the Company acquired.
The appropriation of costs related to the issuance of promissory notes in the year ended December 31, 2019 was R$ 11,135, recorded monthly under the financial expenses item according to the effective interest rate method. The balance of issuance costs to be settled as of December 31, 2019 is R$ 20,962.

b)	Contract Covenants
Debentures
The Debentures clauses establish financial indicators arising from the quotient of the net treasury debt division by EBITDA of the last 12 months, which should be equal to or lower than that established. The Company complies with such clauses.